Acquisition - Additional Information (Detail) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2017	Sep. 08, 2015	Jun. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Amortization					$ 99,343	$ 40,813
Share price (in usd per share)	$ 3.85
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Business acquisition upfront cash payment		$ 1,000,000
Royalty payment period		36 months		36 months
Royalty payable					11,412
Fair value of royalty		$ 153,000	$ 153,000		$ 136,000
Fair value inputs, discount rate (percent)			20.00%		20.00%	20.00%
Amortization						$ 53,000
Revenue of acquiree						279,000
Net income of acquiree						$ 76,000
Essentialis, Inc. [Member]
Business Acquisition [Line Items]
Shares issued in acquisition (in shares)	3,783,388
Essentialis, Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Capitalized costs	$ 573,000
Legal fees	469,000
Printing fees	75,000
Accounting and other fees	29,000
Total intangible asset	$ 20,400,000
Essentialis, Inc. [Member] | Indemnification Claims [Member]
Business Acquisition [Line Items]
Shares issued in acquisition (in shares)	182,675
Essentialis, Inc. [Member] | Development Milestone [Member]
Business Acquisition [Line Items]
Shares issued in acquisition (in shares)	913,389
Probability of development success rate (percent)	15.30%
Revenue milestone in 2023				$ 100,000,000
Revenue milestone in 2025				$ 200,000,000
Essentialis, Inc. [Member] | Earnout Payments [Member]
Business Acquisition [Line Items]
Contingent consideration	$ 30,000,000
Essentialis, Inc. [Member] | Revenue Milestone One [Member]
Business Acquisition [Line Items]
Fair value inputs, discount rate (percent)	30.00%
Essentialis, Inc. [Member] | Revenue Milestone Two [Member]
Business Acquisition [Line Items]
Fair value inputs, discount rate (percent)	21.00%